Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Argentina — 0.6%
Arcos Dorados Holdings, Inc., Class A	8,100	$ 64,314
Cresud S.A. ADR(1)(2)	8,700	53,679
Grupo Financiero Galicia S.A. ADR(1)(2)	4,627	53,303
Loma Negra Cia Industrial Argentina S.A. ADR	7,724	47,271
MercadoLibre, Inc.(1)	587	749,886
Pampa Energia S.A. ADR(1)(2)	1,279	43,665
Telecom Argentina S.A. ADR(1)(2)	6,900	35,121
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	3,013	34,288
YPF S.A. ADR(1)	6,024	66,987
		$ 1,148,514
Bahrain — 0.2%
Al Salam Bank BSC	620,014	$ 202,005
GFH Financial Group BSC	612,932	153,247
		$ 355,252
Bangladesh — 0.5%
Bangladesh Export Import Co., Ltd.	66,933	$ 65,577
Beximco Pharmaceuticals, Ltd.	125,930	156,004
City Bank, Ltd. (The)	280,084	51,716
Grameenphone, Ltd.	18,840	45,773
Heidelberger Cement Bangladesh, Ltd.	18,065	27,417
Jamuna Oil Co., Ltd.	22,841	32,384
Olympic Industries, Ltd.	41,067	39,500
Pubali Bank, Ltd.	240,880	52,420
Renata, Ltd.	6,549	67,625
Square Pharmaceuticals, Ltd.	171,709	305,404
Summit Power, Ltd.	107,026	30,853
Titas Gas Transmission & Distribution Co., Ltd.	150,108	52,039
Unique Hotel & Resorts PLC	114,627	53,561
United Commercial Bank PLC(1)	672,785	74,155
		$ 1,054,428
Botswana — 0.6%
Botswana Insurance Holdings, Ltd.	81,055	$ 116,044
First National Bank of Botswana, Ltd.	546,849	147,473
Letshego Holdings, Ltd.	948,236	86,226
Sechaba Breweries Holdings, Ltd.	581,828	881,469
		$ 1,231,212
Brazil — 4.6%
Alpargatas S.A., PFC Shares(1)	51,100	$ 75,915
AMBEV S.A.	142,850	405,541
Security	Shares	Value
Brazil (continued)
Arezzo Industria e Comercio S.A.	5,800	$ 77,189
B3 S.A. - Brasil Bolsa Balcao	26,000	60,885
Banco Bradesco S.A., PFC Shares	43,292	120,212
Banco do Brasil S.A.	9,098	78,179
BRF S.A.(1)	20,640	26,235
CCR S.A.	26,700	72,641
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	33,600	245,274
Cia de Saneamento Basico do Estado de Sao Paulo(1)	12,660	117,087
Cia Energetica de Minas Gerais, PFC Shares	41,800	103,498
Cielo S.A.	91,406	100,059
Cogna Educacao S.A.(1)	247,936	101,405
Cosan S.A.	39,700	119,232
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes(1)	23,700	73,412
Embraer S.A. ADR(1)	9,248	142,882
Engie Brasil Energia S.A.	16,250	134,325
Equatorial Energia S.A.	27,300	149,641
Fleury S.A.	29,900	87,042
Gerdau S.A., PFC Shares	16,695	84,282
GRUPO DE MODA SOMA S.A.	36,077	60,758
Hapvida Participacoes e Investimentos S.A.(1)(3)	495,920	274,417
Hypera S.A.	36,000	268,856
Iochpe Maxion S.A.	22,100	50,290
Itau Unibanco Holding S.A., PFC Shares	30,120	156,524
Itausa S.A., PFC Shares	55,756	97,029
JBS S.A.	20,225	72,583
Klabin S.A., PFC Shares	103,800	79,289
Localiza Rent a Car S.A.	20,789	241,784
Locaweb Servicos de Internet S.A.(1)(3)	34,800	36,699
Lojas Renner S.A.	85,684	272,111
Magazine Luiza S.A.(1)	273,300	183,011
Marfrig Global Foods S.A.	38,855	50,713
Multiplan Empreendimentos Imobiliarios S.A.	30,700	159,415
Natura & Co. Holding S.A.(1)	23,300	51,666
Pagseguro Digital, Ltd., Class A(1)(2)	17,400	171,216
Petroleo Brasileiro S.A., PFC Shares	169,800	806,821
Raia Drogasil S.A.	41,800	220,238
Rede D'Or Sao Luiz S.A.(3)	89,000	408,082
Rumo S.A.	37,219	147,001
Sendas Distribuidora S.A.	51,145	126,022
StoneCo, Ltd., Class A(1)	28,800	354,816
Suzano S.A.	10,620	84,742
Telefonica Brasil S.A.	38,100	314,101
TIM S.A.	80,550	226,092
TOTVS S.A.	43,070	221,576
Transmissora Alianca de Energia Electrica S.A.	11,200	81,893

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Ultrapar Participacoes S.A.	46,968	$ 135,975
Vale S.A.	45,947	666,940
Via S.A.(1)	233,600	86,175
Vibra Energia S.A.	100,900	267,028
Weg S.A.	44,104	363,598
YDUQS Participacoes S.A.(1)	24,300	39,560
		$ 9,151,957
Bulgaria — 0.2%
CB First Investment Bank AD(1)	101,904	$ 120,488
Chimimport AD(1)	164,922	67,925
MonBat AD	28,235	69,042
Sopharma AD(1)	61,906	193,229
		$ 450,684
Chile — 2.3%
Aguas Andinas S.A., Series A	483,322	$ 146,089
Banco de Chile	2,960,094	315,169
Banco de Credito e Inversiones S.A.	3,051	92,031
Banco Santander Chile	3,218,212	153,884
CAP S.A.	7,626	53,384
Cencosud S.A.(1)	133,252	271,539
Cia Cervecerias Unidas S.A.	16,853	137,580
Cia Sud Americana de Vapores S.A.	4,277,766	437,130
Colbun S.A.	624,587	87,438
Embotelladora Andina S.A., Class B, PFC Shares	51,948	130,132
Empresa Nacional de Telecomunicaciones S.A.	24,183	100,597
Empresas CMPC S.A.	98,316	154,066
Empresas COPEC S.A.	75,124	522,727
Enel Americas S.A.	1,632,285	222,424
Enel Chile S.A.	1,903,814	108,486
Falabella S.A.	131,123	281,169
Parque Arauco S.A.(1)	232,299	329,204
Ripley Corp. S.A.	484,810	98,373
Sociedad Matriz SAAM S.A.	1,031,318	105,157
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	9,400	636,370
Sonda S.A.	225,936	115,558
Vina Concha y Toro S.A.	92,943	110,553
		$ 4,609,060
China — 16.7%
3SBio, Inc.(3)	98,000	$ 98,192
AAC Technologies Holdings, Inc.(1)(2)	69,500	146,935
Aier Eye Hospital Group Co., Ltd., Class A	18,542	78,938
Air China, Ltd., Class H(1)	178,000	157,561
Security	Shares	Value
China (continued)
Alibaba Group Holding, Ltd. ADR(1)	9,600	$ 813,024
Aluminum Corp. of China, Ltd., Class H	352,000	209,109
Angang Steel Co., Ltd., Class H(2)	306,400	101,783
Anhui Conch Cement Co., Ltd., Class H	54,500	172,085
ANTA Sports Products, Ltd.	15,000	186,393
Baidu, Inc. ADR(1)	3,632	438,056
Bank of Beijing Co., Ltd., Class A	182,760	125,169
Bank of China, Ltd., Class H	536,000	214,056
Bank of Ningbo Co., Ltd., Class A	19,850	78,602
BeiGene, Ltd. ADR(1)	1,500	382,440
Beijing Capital International Airport Co., Ltd., Class H(1)	308,000	239,946
Beijing Enterprises Holdings, Ltd.	39,500	163,925
Beijing Enterprises Water Group, Ltd.	290,000	73,641
Beijing Originwater Technology Co., Ltd., Class A	39,363	31,107
BOE Technology Group Co., Ltd., Class A	341,100	198,219
BYD Co., Ltd., Class H	7,654	232,117
BYD Electronic (International) Co., Ltd.	29,000	87,949
Changchun High & New Technology Industry Group, Inc., Class A	6,200	146,097
Changjiang Securities Co., Ltd., Class A	112,200	91,982
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	94,832
China Coal Energy Co., Ltd., Class H	144,000	123,726
China Communications Services Corp., Ltd., Class H	118,000	64,660
China Construction Bank Corp., Class H	530,630	354,740
China Everbright Environment Group, Ltd.	234,925	99,731
China Gas Holdings, Ltd.	165,400	212,782
China Jinmao Holdings Group, Ltd.	352,000	65,761
China Life Insurance Co., Ltd., Class H	92,000	176,746
China Longyuan Power Group Corp., Ltd., Class H	188,000	197,299
China Mengniu Dairy Co., Ltd.(1)	58,000	234,121
China Merchants Bank Co., Ltd., Class H	35,024	169,065
China Merchants Port Holdings Co., Ltd.	42,035	62,372
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	147,306
China National Building Material Co., Ltd., Class H	166,000	124,551
China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	55,365
China Oilfield Services, Ltd., Class H	198,000	232,892
China Overseas Land & Investment, Ltd.	115,160	292,062
China Petroleum & Chemical Corp., Class H	1,449,741	950,182
China Railway Group, Ltd., Class H	281,000	216,044
China Resources Beer Holdings Co., Ltd.	34,000	262,642
China Resources Gas Group, Ltd.	64,000	202,006
China Resources Land, Ltd.	86,000	400,481
China Resources Medical Holdings Co., Ltd.	163,000	152,214
China Resources Power Holdings Co., Ltd.	139,600	303,941
China Shenhua Energy Co., Ltd., Class H	213,500	709,150
China Shineway Pharmaceutical Group, Ltd.	110,000	114,911

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Southern Airlines Co., Ltd., Class H(1)(2)	108,000	$ 75,648
China State Construction Engineering Corp., Ltd.	156,440	148,597
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	156,317
China Travel International Investment Hong Kong, Ltd.(1)(2)	714,855	152,545
China Vanke Co., Ltd., Class H	149,577	233,833
China Yangtze Power Co., Ltd., Class A	112,600	355,985
CIFI Holdings Group Co., Ltd.(4)	388,960	30,127
CITIC, Ltd.	142,000	178,251
CMOC Group, Ltd., Class H	366,000	224,366
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	186,000	191,204
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	230,987
COSCO SHIPPING Ports, Ltd.	110,000	72,380
Country Garden Holdings Co., Ltd.(2)	400,880	103,267
Country Garden Services Holdings Co., Ltd.	56,589	88,932
CSPC Pharmaceutical Group, Ltd.	239,760	244,147
Daqo New Energy Corp. ADR(1)	1,900	87,248
Dong-E-E-Jiao Co., Ltd., Class A	16,200	120,480
East Money Information Co., Ltd., Class A	24,751	57,680
Focus Media Information Technology Co., Ltd., Class A	196,344	182,848
Ganfeng Lithium Group Co., Ltd., Class A	14,770	138,998
GDS Holdings, Ltd. ADR(1)	9,300	144,429
Gemdale Corp., Class A	80,700	95,216
Great Wall Motor Co., Ltd., Class H(2)	50,000	60,679
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	82,917
Guangdong Investment, Ltd.	186,000	177,812
Haier Smart Home Co., Ltd., Class H	47,553	155,003
Han's Laser Technology Industry Group Co., Ltd., Class A(1)	23,400	88,439
Hengan International Group Co., Ltd.	24,500	109,428
Huadian Power International Corp., Ltd., Class H(2)	240,000	116,393
Huadong Medicine Co., Ltd., Class A	32,753	196,188
Huaneng Power International, Inc., Class H(1)	420,000	261,733
Huayu Automotive Systems Co., Ltd., Class A	53,308	126,280
Hubei Energy Group Co., Ltd., Class A	94,014	57,970
Hundsun Technologies, Inc.	31,491	225,202
Iflytek Co., Ltd., Class A	34,550	302,733
Industrial & Commercial Bank of China, Ltd., Class H	495,000	266,312
Industrial Bank Co., Ltd., Class A	25,302	63,027
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	186,131
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	227,172
Innovent Biologics, Inc.(1)(3)	44,000	211,555
JD.com, Inc. ADR	6,406	228,822
Jiangsu Expressway Co., Ltd., Class H	108,000	109,400
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	38,761	272,686
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,800	255,122
Security	Shares	Value
China (continued)
Jiangxi Copper Co., Ltd., Class H	154,000	$ 273,957
Jinke Properties Group Co., Ltd., Class A(1)	130,499	26,025
Kingboard Holdings, Ltd.	87,100	266,764
Kingdee International Software Group Co., Ltd.(1)	99,000	152,229
Kingsoft Corp., Ltd.	32,800	144,180
Kunlun Energy Co., Ltd.	338,000	313,328
Kweichow Moutai Co., Ltd., Class A	2,900	738,228
Lee & Man Paper Manufacturing, Ltd.(2)	275,000	116,894
Lenovo Group, Ltd.	204,000	208,707
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	115,011
Li Ning Co., Ltd.	21,208	151,671
Longfor Group Holdings, Ltd.(3)	49,500	135,457
LONGi Green Energy Technology Co., Ltd., Class A	63,389	320,204
Luxshare Precision Industry Co., Ltd., Class A	71,034	268,651
Luye Pharma Group, Ltd.(1)(3)	249,500	122,712
Maanshan Iron & Steel Co., Ltd., Class H	286,000	61,052
Meituan, Class B(1)(3)	5,073	86,700
NARI Technology Co., Ltd., Class A	49,224	186,067
NetEase, Inc. ADR	3,410	303,933
Nine Dragons Paper Holdings, Ltd.	195,000	135,288
OFILM Group Co., Ltd., Class A(1)	65,800	45,345
PetroChina Co., Ltd., Class H	1,306,000	907,193
Ping An Bank Co., Ltd., Class A	35,488	64,437
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	321,003
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	190,805
Poly Property Group Co., Ltd.	700,000	182,388
Power Construction Corp. of China, Ltd.	53,800	59,843
SAIC Motor Corp., Ltd.	55,100	112,559
Sanan Optoelectronics Co., Ltd.	84,900	218,694
Shan Xi Hua Yang Group New Energy Co., Ltd.	54,100	109,598
Shandong Gold Mining Co., Ltd.	50,680	188,365
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	191,116
Shanghai Electric Group Co., Ltd., Class H(1)	282,000	76,278
Shanghai Industrial Holdings, Ltd.	117,000	171,442
Shanxi Lu'an Environmental Energy Development Co., Ltd.	41,000	119,541
Shenzhen Inovance Technology Co., Ltd., Class A	10,400	92,935
Shenzhen Investment, Ltd.	674,000	130,002
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	125,315
Shimao Group Holdings, Ltd.(1)(4)	118,500	0
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	88,644
Sichuan Chuantou Energy Co., Ltd.	88,600	184,146
Sino Biopharmaceutical, Ltd.	475,500	263,950
Sino-Ocean Group Holding, Ltd.(2)	659,000	58,159
Sinopec Shanghai Petrochemical Co., Ltd., Class H	877,000	153,365
Sinopharm Group Co., Ltd., Class H	60,400	213,954

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co., Ltd.	26,700	$ 282,147
Tencent Holdings, Ltd.	42,539	1,889,417
Tingyi (Cayman Islands) Holding Corp.	56,000	97,863
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	201,744
Trip.com Group, Ltd. ADR(1)	5,254	186,570
Tsingtao Brewery Co., Ltd., Class H	13,566	145,232
Vnet Group, Inc. ADR(1)(2)	14,100	41,454
Wanhua Chemical Group Co., Ltd.(1)	8,165	108,852
Want Want China Holdings, Ltd.	162,920	103,903
Weichai Power Co., Ltd., Class H	102,742	151,867
Weimob, Inc.(1)(2)(3)	219,000	113,358
WH Group, Ltd.(3)	248,121	138,138
Wuliangye Yibin Co., Ltd., Class A	15,200	371,365
WuXi Biologics Cayman, Inc.(1)(3)	90,000	536,655
Xinyi Solar Holdings, Ltd.	170,000	182,766
Yangzijiang Financial Holdings, Ltd.(1)(2)	326,900	94,659
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	186,787
Yankuang Energy Group Co., Ltd., Class H(2)	118,000	404,808
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	145,090
Yuexiu Property Co., Ltd.(2)	128,000	185,173
Yunnan Baiyao Group Co., Ltd., Class A	29,680	249,425
Zhaojin Mining Industry Co., Ltd., Class H(1)	77,500	123,371
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	236,000
Zhejiang Expressway Co., Ltd., Class H	116,000	96,264
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	116,700
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	132,381
Zijin Mining Group Co., Ltd., Class H	190,000	321,681
ZTE Corp., Class H	155,303	500,197
ZTO Express Cayman, Inc. ADR	6,900	190,992
		$ 33,512,391
Colombia — 1.1%
Bancolombia S.A.	26,423	$ 202,475
Bancolombia S.A. ADR, PFC Shares	8,755	214,498
Cementos Argos S.A.	96,156	63,244
Ecopetrol S.A.	1,050,369	511,546
Geopark, Ltd.	9,300	101,649
Grupo Argos S.A.	82,564	155,533
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	58,518
Grupo de Inversiones Suramericana S.A.	5,521	49,463
Grupo Energia Bogota S.A. ESP	266,900	102,261
Grupo Nutresa S.A.	33,093	424,687
Interconexion Electrica S.A.	85,688	331,954
		$ 2,215,828
Security	Shares	Value
Croatia — 0.6%
Adris Grupa DD, PFC Shares	1,293	$ 81,564
Ericsson Nikola Tesla DD	432	104,799
Hrvatski Telekom DD	11,170	311,569
Koncar-Elektroindustrija DD	631	89,449
Podravka Prehrambena Ind DD	1,328	136,658
Valamar Riviera DD	75,918	365,566
Zagrebacka Banka DD	4,751	57,595
		$ 1,147,200
Czech Republic — 0.7%
CEZ AS	18,877	$ 1,013,432
Komercni Banka AS	7,268	234,674
Philip Morris CR AS	119	98,443
		$ 1,346,549
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 49,210
Commercial International Bank Egypt SAE	171,033	296,584
E Finance Investment Group	106,000	65,388
Eastern Co. SAE	199,265	112,550
Egypt Kuwait Holding Co. SAE	107,500	123,548
Egyptian Financial Group-Hermes Holding Co.(1)	63,296	37,594
ElSewedy Electric Co.(1)	125,156	74,318
Fawry for Banking Technology and Electronic Payments SAE(1)	382,000	74,048
Juhayna Food Industries	143,563	61,390
Oriental Weavers(1)	271,447	155,970
Talaat Moustafa Group	316,254	97,932
Telecom Egypt Co.	67,509	53,799
		$ 1,202,331
Estonia — 0.5%
AS Tallink Grupp(1)	946,348	$ 592,859
AS Tallinna Kaubamaja Grupp	31,842	346,171
		$ 939,030
Ghana — 0.3%
GCB Bank PLC	1,347,533	$ 365,427
Standard Chartered Bank of Ghana, Ltd.	175,500	229,005
		$ 594,432
Greece — 1.2%
Aegean Airlines S.A.(1)	10,362	$ 88,982
Alpha Services and Holdings S.A.(1)	58,420	73,237
Eurobank Ergasias Services and Holdings S.A.(1)	72,622	102,682
GEK Terna Holding Real Estate Construction S.A.(1)	7,373	100,864

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Hellenic Telecommunications Organization S.A.	27,442	$ 400,974
JUMBO S.A.	11,926	274,769
Motor Oil (Hellas) Corinth Refineries S.A.	12,273	292,509
Mytilineos S.A.	5,537	160,644
National Bank of Greece S.A.(1)	31,588	165,305
OPAP S.A.	18,424	314,179
Public Power Corp. S.A.(1)	10,354	89,351
Sarantis S.A.	6,450	51,013
Terna Energy S.A.	4,568	101,264
Titan Cement International S.A.(1)	6,024	99,498
Tsakos Energy Navigation, Ltd.	3,420	58,687
		$ 2,373,958
Hungary — 0.7%
Magyar Telekom Telecommunications PLC(1)	43,733	$ 55,038
MOL Hungarian Oil & Gas PLC	44,876	363,911
OTP Bank Nyrt.	10,828	329,961
Richter Gedeon Nyrt.	22,901	553,116
		$ 1,302,026
Iceland — 0.6%
Arion Banki HF(3)	94,500	$ 99,258
Brim HF(1)	190,700	119,631
Eik Fasteignafelag HF(1)	387,000	33,916
Eimskipafelag Islands HF	8,816	37,145
Festi HF	99,900	144,910
Hagar HF	135,000	66,671
Icelandair Group HF(1)	2,300,000	33,413
Islandsbanki HF	57,500	52,516
Kvika Banki HF	300,000	40,261
Marel HF	51,000	219,810
Reginn HF(1)	336,000	62,326
Reitir Fasteignafelag HF	133,900	83,009
Sildarvinnslan HF	124,800	105,731
Siminn HF	678,565	57,989
Syn HF	84,000	35,207
		$ 1,191,793
India — 6.7%
ACC, Ltd.(1)	1,578	$ 34,106
Adani Enterprises, Ltd.	4,154	98,057
Adani Ports and Special Economic Zone, Ltd.	11,419	95,417
Adani Total Gas, Ltd.	4,200	48,575
Adani Transmission, Ltd.(1)	3,600	45,493
Apollo Hospitals Enterprise, Ltd.	4,712	261,197
Ashok Leyland, Ltd.	43,400	77,497
Security	Shares	Value
India (continued)
Asian Paints, Ltd.	3,500	$ 124,201
Aurobindo Pharma, Ltd.	20,924	157,663
Avenue Supermarts, Ltd.(1)(3)	3,000	129,286
Axis Bank, Ltd.	16,772	177,044
Bajaj Auto, Ltd.	2,234	120,652
Bajaj Finance, Ltd.	1,332	102,462
Bajaj Finserv, Ltd.	3,629	60,344
Bharat Forge, Ltd.	6,089	59,662
Bharat Petroleum Corp., Ltd.	16,891	73,662
Bharti Airtel, Ltd.	72,521	709,578
Biocon, Ltd.	20,599	58,534
Britannia Industries, Ltd.	2,800	155,434
Cipla, Ltd.	17,893	199,266
Coal India, Ltd.	25,404	72,580
Container Corp. of India, Ltd.	9,400	70,377
Crompton Greaves Consumer Electricals, Ltd.	19,469	60,799
Cummins India, Ltd.	7,301	140,840
Divi's Laboratories, Ltd.	3,350	134,082
DLF, Ltd.	20,247	105,547
Dr. Reddy's Laboratories, Ltd.	3,717	223,242
Eicher Motors, Ltd.	3,860	156,161
Embassy Office Parks REIT	14,200	57,648
GAIL (India), Ltd.	156,208	205,230
Godrej Consumer Products, Ltd.(1)	12,875	143,511
Godrej Properties, Ltd.(1)	7,400	119,536
Grasim Industries, Ltd.	4,143	87,201
Gujarat State Petronet, Ltd.	19,482	68,040
Havells India, Ltd.	5,343	80,478
HCL Technologies, Ltd.	18,017	235,311
Hero MotoCorp, Ltd.	3,443	108,028
Hindalco Industries, Ltd.	27,544	147,582
Hindustan Aeronautics, Ltd.	2,700	96,617
Hindustan Unilever, Ltd.	11,071	333,328
Housing Development Finance Corp., Ltd.	6,372	216,668
ICICI Bank, Ltd.	18,720	211,562
Indian Hotels Co., Ltd.	18,900	78,588
Indian Oil Corp., Ltd.	73,810	73,512
Indus Towers, Ltd.	52,044	98,763
Info Edge India, Ltd.	2,500	115,764
Infosys, Ltd.	53,369	823,570
Ipca Laboratories, Ltd.	6,080	52,768
ITC, Ltd.	34,786	181,678
JSW Steel, Ltd.	14,970	133,434
Kotak Mahindra Bank, Ltd.	3,824	90,774
Larsen & Toubro, Ltd.	9,400	272,022
Lupin, Ltd.	10,226	88,563

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Mahindra & Mahindra, Ltd.	11,976	$ 179,922
Maruti Suzuki India, Ltd.	1,314	138,657
Max Healthcare Institute, Ltd.(1)	24,925	139,206
Nestle India, Ltd.	559	148,839
NTPC, Ltd.	142,226	299,979
Oil & Natural Gas Corp., Ltd.	63,509	123,664
Pidilite Industries, Ltd.	4,300	127,263
Power Grid Corp. of India, Ltd.	45,766	132,574
Reliance Industries, Ltd.	38,074	1,130,409
Siemens, Ltd.	2,441	103,396
SRF, Ltd.	3,200	99,498
State Bank of India GDR	11,200	79,234
Sun Pharmaceutical Industries, Ltd.	27,576	333,158
Sun TV Network, Ltd.	7,988	42,289
Tata Consultancy Services, Ltd.	15,203	600,282
Tata Consumer Products, Ltd.	7,384	68,910
Tata Motors, Ltd.(1)	22,152	132,033
Tata Power Co., Ltd. (The)	53,099	131,352
Tata Steel, Ltd.	67,800	89,929
Tech Mahindra, Ltd.	14,661	184,212
Titan Co., Ltd.	4,132	133,628
Torrent Pharmaceuticals, Ltd.	9,488	191,438
Tube Investments of India, Ltd.	2,406	76,211
UltraTech Cement, Ltd.	1,522	140,596
UPL, Ltd.	7,038	63,780
Vedanta, Ltd.	20,367	69,829
Vodafone Idea, Ltd.(1)	759,569	64,736
Voltas, Ltd.	6,353	62,166
Wipro, Ltd.	21,949	103,850
WNS Holdings, Ltd. ADR(1)	2,100	189,357
Zee Entertainment Enterprises, Ltd.	44,401	107,434
Zydus Life Sciences, Ltd.	18,997	121,127
		$ 13,480,892
Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 33,443
Adaro Energy Indonesia Tbk PT	1,211,600	259,360
AKR Corporindo Tbk PT	1,258,400	139,275
Aneka Tambang Tbk PT	939,800	135,195
Astra International Tbk PT	1,419,500	654,771
Bank Central Asia Tbk PT	357,600	221,301
Bank Mandiri Persero Tbk PT	317,400	112,201
Bank Negara Indonesia Persero Tbk PT	113,000	72,823
Bank Rakyat Indonesia Persero Tbk PT	505,368	176,110
Bukit Asam Tbk PT	433,000	122,463
Bumi Serpong Damai Tbk PT(1)	1,396,900	101,554
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	346,400	$ 108,449
Erajaya Swasembada Tbk PT	4,907,500	166,426
Gudang Garam Tbk PT	57,100	110,794
Indocement Tunggal Prakarsa Tbk PT	241,800	179,078
Indofood Sukses Makmur Tbk PT	271,700	119,595
Jasa Marga (Persero) Tbk PT(1)	307,000	68,923
Kalbe Farma Tbk PT	2,457,000	355,734
Lippo Karawaci Tbk PT(1)	10,490,680	66,606
Medco Energi Internasional Tbk PT	1,299,520	90,053
Mitra Adiperkasa Tbk PT(1)	1,163,700	108,811
Mitra Keluarga Karyasehat Tbk PT	1,185,700	233,695
Perusahaan Gas Negara Tbk PT	1,365,300	133,558
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	82,608
Semen Indonesia Persero Tbk PT(1)	320,600	130,396
Telkom Indonesia Persero Tbk PT	1,606,600	465,350
Unilever Indonesia Tbk PT	309,900	93,081
United Tractors Tbk PT	130,583	257,781
Vale Indonesia Tbk PT(1)	199,900	95,545
Waskita Karya Persero Tbk PT(1)	2,474,900	38,816
Wijaya Karya Persero Tbk PT(1)	982,300	40,600
XL Axiata Tbk PT	485,100	58,062
		$ 5,032,457
Jordan — 0.5%
Arab Bank PLC	46,584	$ 299,235
Arab Potash Co. PLC	7,642	353,342
Bank of Jordan	24,010	70,807
Jordan Islamic Bank	13,918	79,953
Jordan Petroleum Refinery	26,800	226,249
Jordanian Electric Power Co.	17,394	48,353
		$ 1,077,939
Kazakhstan — 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	$ 217,513
Kcell JSC GDR(4)(5)	96,329	0
		$ 217,513
Kenya — 0.5%
British American Tobacco Kenya PLC	16,600	$ 57,320
East African Breweries PLC	169,580	200,047
Equity Group Holdings PLC	580,700	195,793
KCB Group PLC	526,920	124,036
Safaricom PLC	4,038,272	489,566
		$ 1,066,762

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	155,083	$ 314,786
Boubyan Bank KSCP	28,105	62,069
Boubyan Petrochemicals Co. KSCP	2,441	6,510
Burgan Bank SAK	76,981	54,429
Gulf Bank KSCP	122,344	112,629
Kuwait Finance House KSCP	199,218	486,807
Mabanee Co. KPSC	133,238	332,089
Mobile Telecommunications Co. KSCP	213,804	398,432
National Bank of Kuwait SAK	146,577	481,214
National Industries Group Holding SAK	241,309	171,252
		$ 2,420,217
Lithuania — 0.4%
Apranga PVA	65,809	$ 214,024
Klaipedos Nafta AB(1)	205,439	55,046
Rokiskio Suris	101,703	336,317
Siauliu Bankas AB	277,296	203,830
		$ 809,217
Malaysia — 2.3%
Agmo Holdings Bhd(1)	9,393	$ 1,316
Axiata Group Bhd	157,050	105,523
CelcomDigi Bhd	79,844	78,857
CIMB Group Holdings Bhd	90,800	103,160
Dialog Group Bhd	363,831	187,313
Gamuda Bhd	81,500	75,918
Genting Bhd	165,500	174,805
Genting Malaysia Bhd	265,500	161,704
Globetronics Technology Bhd	582,200	144,047
Hartalega Holdings Bhd	212,408	89,769
Hong Leong Bank Bhd	15,800	71,405
IGB Real Estate Investment Trust	192,600	75,646
IHH Healthcare Bhd	476,500	613,191
IJM Corp. Bhd	173,880	60,945
Inari Amertron Bhd	321,600	166,958
IOI Properties Group Bhd	266,058	69,299
KLCCP Stapled Group	42,600	67,156
Kossan Rubber Industries Bhd	210,000	58,979
Kuala Lumpur Kepong Bhd	14,600	70,519
Magnum Bhd	192,167	47,873
Malayan Banking Bhd	64,187	124,733
Malaysia Airports Holdings Bhd	50,000	79,135
Maxis Bhd	70,100	69,249
MISC Bhd	43,400	71,123
My EG Services Bhd	1,000,100	177,801
Nestle Malaysia Bhd	2,600	79,012
Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	66,900	$ 106,461
Petronas Dagangan Bhd	56,900	289,144
Petronas Gas Bhd	19,600	74,290
Press Metal Aluminium Holdings Bhd	79,740	92,401
Public Bank Bhd	95,290	83,212
Silverlake Axis, Ltd.	627,992	158,120
Sime Darby Plantation Bhd	81,539	78,480
Sports Toto Bhd	276,550	86,271
Supermax Corp. Bhd	220,554	43,131
Telekom Malaysia Bhd	62,300	69,410
Tenaga Nasional Bhd	30,638	61,194
Top Glove Corp. Bhd(1)	696,800	153,662
VS Industry Bhd	999,400	183,194
YTL Corp. Bhd	404,791	60,018
		$ 4,564,424
Mauritius — 0.6%
Alteo, Ltd.	245,799	$ 44,370
CIEL, Ltd.	1,094,295	150,990
Lighthouse Properties PLC	23,262	8,500
MCB Group, Ltd.	44,102	299,382
Miwa Sugar, Ltd.	245,799	73,572
Phoenix Beverages, Ltd.	10,244	119,669
Rogers & Co., Ltd.	288,149	174,858
SBM Holdings, Ltd.	974,963	96,741
Sun, Ltd., Class A(1)	121,200	70,176
United Basalt Products, Ltd.	21,996	54,090
		$ 1,092,348
Mexico — 4.8%
Alfa SAB de CV, Series A	299,472	$ 191,214
Alsea SAB de CV(1)	58,800	158,385
America Movil SAB de CV, Series B	1,395,405	1,504,875
Arca Continental SAB de CV	22,080	210,920
Bolsa Mexicana de Valores SAB de CV	46,975	103,515
Cemex SAB de CV, Series CPO(1)	814,139	489,493
Coca-Cola Femsa SAB de CV, Series L(2)	15,795	130,826
Corporacion Inmobiliaria Vesta SAB de CV(2)	97,400	307,702
El Puerto de Liverpool SAB de CV(2)	21,180	130,146
FIBRA Macquarie Mexico(3)	105,000	172,455
Fibra Uno Administracion S.A. de CV	263,790	364,005
Fomento Economico Mexicano SAB de CV, Series UBD(2)	62,156	604,569
Genomma Lab Internacional SAB de CV	76,500	63,525
Gruma SAB de CV, Class B	5,355	84,092
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	233,667
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,687	421,174

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,330	$ 381,873
Grupo Bimbo SAB de CV, Series A	55,745	299,196
Grupo Carso SAB de CV, Series A1(2)	28,800	163,482
Grupo Elektra SAB de CV(2)	2,213	141,909
Grupo Financiero Banorte SAB de CV, Class O	57,900	501,793
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	203,576
Grupo Mexico SAB de CV, Series B	152,979	748,155
Grupo Televisa SAB ADR	35,500	179,630
Industrias Penoles SAB de CV(1)(2)	9,580	148,126
Kimberly-Clark de Mexico SAB de CV, Class A	82,200	185,801
Orbia Advance Corporation, SAB de CV	49,699	114,438
Promotora y Operadora de Infraestructura SAB de CV	12,415	129,201
Ternium S.A. ADR	3,000	130,050
TF Administradora Industrial S de RL de CV	127,200	238,418
Vista Energy SAB de CV ADR(1)	5,600	117,152
Wal-Mart de Mexico SAB de CV, Series V	175,780	708,517
		$ 9,561,880
Morocco — 0.6%
Attijariwafa Bank	3,868	$ 155,794
Bank of Africa	5,663	91,264
Banque Centrale Populaire	4,848	110,376
Co Sucrerie Marocaine et de Raffinage	8,110	141,710
Itissalat AI-Maghrib	23,401	188,594
Label Vie	228	100,767
LafargeHolcim Maroc S.A.	1,240	183,732
Societe d'Exploitation des Ports	4,496	104,334
TAQA Morocco S.A.	695	66,500
TotalEnergies Marketing Maroc S.A.	466	56,506
		$ 1,199,577
Nigeria — 1.2%
Access Bank PLC(4)	9,080,193	$ 110,265
Dangote Cement PLC(4)	911,519	294,930
FBN Holdings PLC(4)	8,190,197	106,506
Flour Mills of Nigeria PLC(4)	3,215,556	118,873
Guaranty Trust Holding Co. PLC(4)	2,843,125	84,712
Lafarge Africa PLC(4)	3,378,540	97,401
MTN Nigeria Communications PLC(4)	1,163,700	319,059
Nestle Nigeria PLC(4)	141,303	165,898
Nigerian Breweries PLC(4)	3,213,425	122,960
SEPLAT Energy PLC(3)(4)	425,000	582,885
Stanbic IBTC Holdings PLC(4)	1,515,038	67,247
Transnational Corp. of Nigeria PLC(4)	44,100,342	148,173
Security	Shares	Value
Nigeria (continued)
United Bank for Africa PLC(4)	10,544,352	$ 97,958
Zenith Bank PLC(4)	2,761,959	75,424
		$ 2,392,291
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 234,715
HSBC Bank Oman SAOG	181,355	74,204
National Bank of Oman SAOG	149,081	106,467
Oman Cement Co. SAOG	72,148	63,766
Oman Flour Mills Co. SAOG	40,801	60,901
Oman Telecommunications Co. SAOG	83,628	217,159
Omani Qatari Telecommunications Co. SAOG	140,637	142,999
Ominvest SAOG	57,161	62,515
Renaissance Services SAOG	46,857	47,707
Sembcorp Salalah Power & Water Co. SAOG	410,180	101,083
Sohar International Bank SAOG	178,742	48,670
		$ 1,160,186
Pakistan — 0.5%
Engro Corp., Ltd.	42,010	$ 45,516
Fauji Fertilizer Co., Ltd.	101,890	37,022
Habib Bank, Ltd.	160,318	40,933
Hub Power Co., Ltd. (The)	440,446	111,617
IBEX Holdings, Ltd.(1)	5,000	102,350
Lucky Cement, Ltd.(1)	20,831	29,525
Mari Petroleum Co., Ltd.	10,863	60,869
MCB Bank, Ltd.	163,295	69,028
Millat Tractors, Ltd.	81,118	149,231
Nishat Mills, Ltd.	110,771	21,470
Oil & Gas Development Co., Ltd.	214,891	65,085
Pakistan Oilfields, Ltd.	56,711	81,767
Pakistan Petroleum, Ltd.	387,571	90,966
Pakistan State Oil Co., Ltd.	144,660	58,667
Searle Co., Ltd. (The)(1)	96,770	18,588
United Bank, Ltd.	77,168	33,414
		$ 1,016,048
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,300	$ 167,400
Copa Holdings S.A., Class A	2,834	255,967
		$ 423,367
Peru — 1.2%
Alicorp SAA	132,997	$ 230,017
Cia de Minas Buenaventura SAA ADR	34,350	242,854

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Peru (continued)
Credicorp, Ltd.	5,200	$ 704,496
Ferreycorp SAA	248,279	144,695
Southern Copper Corp.	11,976	920,116
Volcan Cia Minera SAA, Class B(1)	849,375	98,773
		$ 2,340,951
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	108,400	$ 107,332
Aboitiz Power Corp.	318,600	219,084
ACEN Corp.(1)	44,685	4,865
Ayala Corp.	14,895	172,521
Ayala Land, Inc.	269,131	130,071
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	97,479	189,605
BDO Unibank, Inc.	65,992	172,011
Bloomberry Resorts Corp.(1)	570,800	108,357
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	51,548
D&L Industries, Inc.	493,300	74,775
Emperador, Inc.	380,500	143,584
First Gen Corp.	319,822	91,419
Globe Telecom, Inc.	6,161	189,572
GT Capital Holdings, Inc.	8,000	69,163
International Container Terminal Services, Inc.	62,100	243,537
JG Summit Holdings, Inc.	178,958	164,281
Jollibee Foods Corp.	62,926	255,899
Manila Electric Co.	30,200	185,240
Manila Water Co.	415,800	144,485
Megaworld Corp.	1,361,400	49,267
Metropolitan Bank & Trust Co.	64,332	68,148
PLDT, Inc.	13,440	292,464
Puregold Price Club, Inc.	337,403	198,901
San Miguel Corp.	38,970	74,743
Semirara Mining & Power Corp.	158,920	77,637
SM Investments Corp.	18,871	305,793
SM Prime Holdings, Inc.	671,029	412,204
Universal Robina Corp.	149,955	399,054
Wilcon Depot, Inc.	244,700	128,048
		$ 4,723,608
Poland — 2.8%
Allegro.eu S.A.(1)(3)	57,000	$ 449,287
AmRest Holdings SE(1)	13,322	60,048
Asseco Poland S.A.	14,276	289,646
Bank Polska Kasa Opieki S.A.	5,843	135,190
Budimex S.A.	8,210	723,547
Security	Shares	Value
Poland (continued)
CD Projekt S.A.	9,300	$ 253,765
Cyfrowy Polsat S.A.	41,244	172,969
Eurocash S.A.(1)	150,552	686,649
Grupa Azoty S.A.(1)	9,267	71,642
Grupa Kety S.A.	975	132,938
KGHM Polska Miedz S.A.	9,958	286,447
LPP S.A.	120	345,923
mBank S.A.(1)	735	61,525
Neuca S.A.	662	107,387
Orange Polska S.A.	75,376	131,326
PGE S.A.(1)	51,434	85,203
Polski Koncern Naftowy ORLEN S.A.	46,032	702,279
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,415	273,831
Powszechny Zaklad Ubezpieczen S.A.	29,335	270,260
Santander Bank Polska S.A.	1,762	143,319
Tauron Polska Energia S.A.(1)	254,348	126,651
		$ 5,509,832
Qatar — 1.1%
Aamal Co. QSC	230,000	$ 52,061
Al Meera Consumer Goods Co.	26,954	107,721
Barwa Real Estate Co.	143,634	99,025
Commercial Bank PSQC (The)	49,707	80,474
Gulf International Services QSC	201,811	116,805
Industries Qatar QSC	98,345	345,966
Masraf Al Rayan QSC	147,361	103,828
Medicare Group	45,960	75,820
Ooredoo QPSC	39,870	108,321
Qatar Aluminum Manufacturing Co.	204,257	86,833
Qatar Electricity & Water Co. QSC	44,621	204,803
Qatar Gas Transport Co., Ltd.	228,433	248,776
Qatar Islamic Bank SAQ	27,137	133,901
Qatar National Bank QPSC	68,885	291,207
United Development Co. QSC	156,214	48,224
Vodafone Qatar QSC	215,393	101,550
		$ 2,205,315
Romania — 0.6%
Banca Transilvania S.A.	66,709	$ 285,803
BRD-Groupe Societe Generale S.A.	27,477	76,222
MED Life S.A.(1)	28,200	116,605
OMV Petrom S.A.	3,674,697	398,838
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	31,346	272,108
Societatea Nationala Nuclearelectrica S.A.	9,700	99,258
		$ 1,248,834

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia(6) — 0.0%
Aeroflot PJSC(1)(4)	320,440	$ 0
Alrosa PJSC(1)(4)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	78,095,360	0
Globaltrans Investment PLC GDR(1)(4)(5)	40,040	0
Inter RAO UES PJSC(4)	6,829,769	0
Magnit PJSC(1)(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(4)	182,710	0
MMC Norilsk Nickel PJSC(4)	3,387	0
MMC Norilsk Nickel PJSC ADR(1)(4)(7)	3,095	0
MMC Norilsk Nickel PJSC ADR(1)(4)(7)	5	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(1)(4)	47,890	0
Novatek PJSC(4)	23,410	0
OGK-2 PJSC(4)	12,211,000	0
PhosAgro PJSC(4)	2,547	0
PhosAgro PJSC GDR(4)(5)	49	0
PhosAgro PJSC GDR(1)(4)(5)	2	0
PIK Group PJSC(1)(4)	20,850	0
Rostelecom PJSC(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0
Sberbank of Russia PJSC(1)(4)	123,888	0
Severstal PAO GDR(1)(4)(5)	13,622	0
Sistema PJSFC(1)(4)	453,878	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Unipro PJSC(1)(4)	1,521,000	0
Yandex NV, Class A(1)(4)	26,400	0
		$ 0
Saudi Arabia — 5.2%
Abdullah Al Othaim Markets Co.	6,103	$ 233,983
Advanced Petrochemical Co.	4,088	52,204
Al Hammadi Holding	8,581	128,989
Al Rajhi Bank	13,800	284,831
Alandalus Property Co.	22,858	112,482
Aldrees Petroleum and Transport Services Co.(1)	4,272	114,810
Almarai Co. JSC	22,097	348,587
Arabian Centres Co., Ltd.	26,197	151,992
Arriyadh Development Co.	9,090	49,181
Astra Industrial Group(1)	3,516	63,305
Banque Saudi Fransi	11,191	116,120
Dallah Healthcare Co.	3,734	170,127
Dar Al Arkan Real Estate Development Co.(1)	57,820	249,594
Dr Sulaiman Al Habib Medical Services Group Co.	11,370	873,396
Dur Hospitality Co.(1)	17,800	132,191
Security	Shares	Value
Saudi Arabia (continued)
Elm Co.	857	$ 101,633
Emaar Economic City(1)	88,268	228,850
Etihad Etisalat Co.	18,320	225,949
Fawaz Abdulaziz Al Hokair & Co., Class C(1)	16,655	71,642
Herfy Food Services Co.(1)	4,801	45,631
Jarir Marketing Co.	9,516	415,121
Leejam Sports Co. JSC	4,692	149,577
Maharah Human Resources Co.	3,090	51,969
Mobile Telecommunications Co. Saudi Arabia(1)	27,145	108,716
Mouwasat Medical Services Co.	6,039	399,122
National Gas & Industrialization Co.	7,147	117,654
National Medical Care Co.	4,000	101,479
Riyad Bank	16,422	132,450
SABIC Agri-Nutrients Co.	3,518	126,490
Sahara International Petrochemical Co.	6,353	66,242
Saudi Airlines Catering Co.	7,873	200,081
Saudi Arabian Mining Co.(1)	8,052	150,627
Saudi Arabian Oil Co.(3)	116,957	1,127,355
Saudi Basic Industries Corp.	9,127	225,826
Saudi British Bank (The)	11,656	113,165
Saudi Ceramic Co.	8,453	72,609
Saudi Chemical Co. Holding	7,125	57,381
Saudi Electricity Co.	117,968	764,770
Saudi Ground Services Co.(1)	9,867	68,386
Saudi Industrial Investment Group	10,164	69,315
Saudi Kayan Petrochemical Co.(1)	25,009	84,900
Saudi National Bank (The)	22,107	290,147
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	66,815
Saudi Public Transport Co.(1)	16,000	78,599
Saudi Telecom Co.	67,815	816,220
Saudia Dairy & Foodstuff Co.	2,626	195,279
Savola Group (The)	26,583	226,433
Seera Group Holding(1)	22,676	150,618
United Electronics Co.	6,923	142,002
United International Transportation Co.	7,246	115,438
Yanbu National Petrochemical Co.	5,300	63,631
		$ 10,503,914
Slovenia — 0.6%
Cinkarna Celje DD	1,370	$ 42,037
Krka dd Novo mesto	6,434	794,723
Luka Koper	2,454	78,186
Petrol	3,820	99,012
Pozavarovalnica Sava DD	3,525	100,374

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia (continued)
Telekom Slovenije DD	659	$ 37,834
Zavarovalnica Triglav DD	2,806	123,234
		$ 1,275,400
South Africa — 4.8%
Anglo American Platinum, Ltd.	1,244	$ 73,755
AngloGold Ashanti, Ltd.	9,504	254,009
Aspen Pharmacare Holdings, Ltd.	54,491	545,390
AVI, Ltd.	13,138	49,031
Barloworld, Ltd.	41,807	207,447
Bid Corp., Ltd.	13,100	298,446
Bidvest Group, Ltd. (The)	48,342	662,200
Capitec Bank Holdings, Ltd.(2)	1,232	107,392
Clicks Group, Ltd.	13,500	197,117
DataTec, Ltd.	72,300	143,778
Discovery, Ltd.(1)	12,290	96,675
Equites Property Fund, Ltd.	104,000	88,743
Exxaro Resources, Ltd.	51,110	537,029
FirstRand, Ltd.	77,535	273,254
Fortress Real Estate Investments, Ltd., Class A(1)	175,418	124,629
Foschini Group, Ltd. (The)	12,308	63,821
Gold Fields, Ltd.	15,697	244,611
Growthpoint Properties, Ltd.	255,900	178,351
Harmony Gold Mining Co., Ltd.	18,553	86,911
Hyprop Investments, Ltd.	31,700	55,378
Impala Platinum Holdings, Ltd.	18,462	179,742
Kumba Iron Ore, Ltd.	2,760	67,114
Life Healthcare Group Holdings, Ltd.	258,186	292,987
Mediclinic International PLC	62,346	390,797
Mr Price Group, Ltd.	12,155	100,002
MTN Group, Ltd.	85,400	599,833
MultiChoice Group, Ltd.	20,757	129,860
Naspers, Ltd., Class N	6,607	1,177,775
NEPI Rockcastle NV	38,480	232,282
Netcare, Ltd.	149,337	130,419
Pick'n Pay Stores, Ltd.	14,362	34,072
Redefine Properties, Ltd.	579,291	122,894
Resilient REIT, Ltd.	48,463	120,338
Reunert, Ltd.	55,746	179,777
Sanlam, Ltd.	28,912	89,246
Sasol, Ltd.	10,993	143,152
Shoprite Holdings, Ltd.	21,115	257,688
Sibanye Stillwater, Ltd.	48,312	106,810
SPAR Group, Ltd. (The)(2)	14,831	113,941
Standard Bank Group, Ltd.	16,101	150,959
Telkom S.A. SOC, Ltd.(1)(2)	33,018	59,950
Security	Shares	Value
South Africa (continued)
Thungela Resources, Ltd.(2)	2,700	$ 25,309
Tiger Brands, Ltd.(2)	10,940	118,527
Vodacom Group, Ltd.	42,700	292,681
Wilson Bayly Holmes-Ovcon, Ltd.(1)	19,623	116,267
Woolworths Holdings, Ltd.	46,024	163,872
Zeda, Ltd.(1)	41,807	27,777
		$ 9,712,038
South Korea — 4.7%
Alteogen, Inc.(1)	1,857	$ 60,805
AMOREPACIFIC Corp.	852	78,828
AMOREPACIFIC Group	2,180	59,769
Bukwang Pharmaceutical Co., Ltd.(1)	7,850	47,095
Celltrion Healthcare Co., Ltd.	4,290	223,621
Celltrion Pharm, Inc.(1)	1,350	82,754
Celltrion, Inc.	2,993	360,625
CJ CheilJedang Corp.	423	97,953
CJ Logistics Corp.	566	32,692
Coway Co., Ltd.	2,548	93,554
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,416
DL E&C Co., Ltd.	1,924	50,837
E-MART, Inc.	1,232	90,105
GS Engineering & Construction Corp.	3,086	50,079
GS Holdings Corp.	1,569	46,617
Hankook Tire and Technology Co., Ltd.	3,779	97,600
Hanmi Pharm Co., Ltd.	946	228,804
Hanwha Galleria Co., Ltd.(1)	4,158	5,356
Hanwha Solutions Corp.(1)	3,687	132,669
HD Hyundai Co., Ltd.	2,610	115,736
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	993	63,159
Helixmith Co., Ltd.(1)	6,986	45,010
Hugel, Inc.(1)	653	55,579
Hyundai Department Store Co., Ltd.	1,615	62,533
Hyundai Engineering & Construction Co., Ltd.	2,645	81,381
Hyundai Glovis Co., Ltd.	758	92,984
Hyundai Mobis Co., Ltd.	792	128,985
Hyundai Motor Co.	2,300	340,697
Hyundai Steel Co.	3,449	94,305
Kakao Corp.	3,776	165,349
Kangwon Land, Inc.	5,706	80,828
KB Financial Group, Inc.	3,231	119,922
Kia Corp.	3,041	192,597
Korea Electric Power Corp.(1)	4,640	64,781
Korea Zinc Co., Ltd.	283	108,773
KT&G Corp.	3,552	227,617
Kumho Petrochemical Co., Ltd.	743	75,978

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Chem, Ltd.	652	$ 362,175
LG Corp.	1,914	125,274
LG Electronics, Inc.	2,209	181,399
LG H&H Co., Ltd.	241	112,534
LG Uplus Corp.	7,151	58,984
MedPacto, Inc.(1)	1,418	23,691
Medytox, Inc.	1,051	186,068
Mezzion Pharma Co., Ltd.(1)	3,897	63,825
Naver Corp.	1,991	288,447
NCSoft Corp.	372	105,266
Orion Corp. of Republic of Korea	1,268	137,471
POSCO Holdings, Inc.	619	175,180
S1 Corp.	1,533	66,951
Samsung Biologics Co., Ltd.(1)(3)	629	367,876
Samsung C&T Corp.	1,554	127,621
Samsung Electro-Mechanics Co., Ltd.	1,243	134,425
Samsung Electronics Co., Ltd.	32,105	1,579,697
Samsung SDI Co., Ltd.	523	271,422
Samsung SDS Co., Ltd.	570	50,119
Seegene, Inc.	1,860	33,896
Shinhan Financial Group Co., Ltd.	4,669	122,236
SK Hynix, Inc.	4,140	278,554
SK Innovation Co., Ltd.(1)	1,810	235,569
SK, Inc.	913	111,340
S-Oil Corp.	2,051	114,872
Yuhan Corp.	4,256	183,517
Zyle Motors Corp.(1)(4)	5,113	0
		$ 9,457,802
Sri Lanka — 0.5%
Aitken Spence PLC	109,000	$ 45,918
Ceylon Tobacco Co. PLC	38,480	86,853
Chevron Lubricants Lanka PLC	343,215	98,312
Commercial Bank of Ceylon PLC	382,531	67,495
Dialog Axiata PLC	1,107,719	37,983
Expolanka Holdings PLC	185,620	93,384
Hatton National Bank PLC	121,130	43,329
John Keells Holdings PLC	495,487	213,315
Lanka IOC PLC	271,858	139,412
Melstacorp PLC	696,058	119,597
Sampath Bank PLC	293,638	44,148
Teejay Lanka PLC	460,029	48,747
		$ 1,038,493
Taiwan — 7.0%
Accton Technology Corp.	10,000	$ 97,689
Security	Shares	Value
Taiwan (continued)
Acer, Inc.	119,519	$ 117,895
Advantech Co., Ltd.	8,697	105,302
AirTAC International Group	4,178	151,638
ASE Technology Holding Co., Ltd.	23,561	77,458
Asia Cement Corp.	51,000	73,046
Asustek Computer, Inc.	7,325	67,514
AUO Corp.	150,269	83,459
Catcher Technology Co., Ltd.	12,183	71,869
Cathay Financial Holding Co., Ltd.	71,295	98,771
Center Laboratories, Inc.	121,081	200,570
Chailease Holding Co., Ltd.	12,600	91,767
Cheng Shin Rubber Industry Co., Ltd.	110,672	136,391
China Airlines, Ltd.	124,000	76,924
China Motor Corp.	40,926	105,412
China Steel Corp.	223,734	212,197
Chong Hong Construction Co.	34,000	88,444
Chunghwa Telecom Co., Ltd.	184,746	764,449
CTBC Financial Holding Co., Ltd.	134,275	98,979
Delta Electronics, Inc.	20,151	197,399
Eclat Textile Co., Ltd.	7,159	114,007
EVA Airways Corp.	81,861	71,784
Evergreen International Storage & Transport Corp.	93,000	82,205
Evergreen Marine Corp.	34,576	182,614
Far Eastern Department Stores, Ltd.	70,990	51,782
Far Eastern New Century Corp.	139,695	145,210
Far EasTone Telecommunications Co., Ltd.	73,084	187,780
Feng Hsin Steel Co., Ltd.	32,260	71,455
Feng TAY Enterprise Co., Ltd.	18,000	111,983
Formosa Chemicals & Fibre Corp.	108,014	242,404
Formosa Petrochemical Corp.	79,320	224,419
Formosa Plastics Corp.	85,183	260,585
Formosa Taffeta Co., Ltd.	98,149	90,498
Fubon Financial Holding Co., Ltd.	61,657	118,745
Giant Manufacturing Co., Ltd.	18,868	113,178
Great Wall Enterprise Co., Ltd.(1)	97,455	162,975
Highwealth Construction Corp.	57,208	78,351
Hiwin Technologies Corp.	17,069	131,110
Hon Hai Precision Industry Co., Ltd.	75,443	257,076
Hotai Motor Co., Ltd.	12,000	258,668
Huaku Development Co., Ltd.	28,000	86,308
Innolux Corp.	219,010	95,944
International Games System Co., Ltd., Class C	8,000	139,716
Inventec Corp.	89,966	97,041
Largan Precision Co., Ltd.	795	52,201
Lien Hwa Industrial Holdings Corp.	76,650	152,493
Lite-On Technology Corp. ADR	34,000	81,448

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Makalot Industrial Co., Ltd.	13,000	$ 94,416
MediaTek, Inc.	10,462	227,484
Medigen Vaccine Biologics Corp.(1)	20,759	44,545
Mega Financial Holding Co., Ltd.	114,085	126,570
Merida Industry Co., Ltd.	17,657	98,878
momo.com, Inc.	3,600	97,546
Nan Kang Rubber Tire Co., Ltd.(1)	95,253	119,416
Nan Ya Plastics Corp.	125,214	318,241
Nien Made Enterprise Co., Ltd.	11,000	121,112
Novatek Microelectronics Corp.	9,000	123,040
Oneness Biotech Co., Ltd.(1)	19,000	149,484
Pegatron Corp.	23,028	52,553
Polaris Group(1)	27,979	86,725
Pou Chen Corp.	151,819	157,268
President Chain Store Corp.	32,664	287,767
Quanta Computer, Inc.	42,508	119,025
Realtek Semiconductor Corp.	6,002	70,385
Ruentex Development Co., Ltd.	81,259	94,953
Ruentex Industries, Ltd.	46,302	87,278
St. Shine Optical Co., Ltd.	22,000	178,759
TA Chen Stainless Pipe Co.	56,560	82,027
Tainan Spinning Co., Ltd.	147,822	81,490
Taiwan Cement Corp.	172,073	217,071
Taiwan Fertilizer Co., Ltd.	37,000	71,244
Taiwan High Speed Rail Corp.	104,000	105,171
Taiwan Mobile Co., Ltd.	102,296	344,679
Taiwan Semiconductor Manufacturing Co., Ltd.	101,369	1,659,978
Tatung Co., Ltd. (1)	86,000	91,347
Teco Electric & Machinery Co., Ltd.	120,000	172,754
Tong Yang Industry Co., Ltd.	105,608	164,185
TTY Biopharm Co., Ltd.	94,096	235,551
Tung Ho Steel Enterprise Corp.	32,200	60,557
Unimicron Technology Corp.	21,000	99,778
Uni-President Enterprises Corp.	211,831	507,835
United Microelectronics Corp.(1)	102,090	164,197
Voltronic Power Technology Corp.	4,000	230,000
Walsin Lihwa Corp.	74,000	120,172
Wei Chuan Foods Corp.	179,000	116,932
Yageo Corp.	3,163	51,275
Yang Ming Marine Transport Corp.	68,621	141,564
Yieh Phui Enterprise Co., Ltd.	90,348	44,827
		$ 13,997,232
Thailand — 4.5%
Advanced Info Service PCL(8)	63,400	$ 398,048
Airports of Thailand PCL(1)(8)	181,200	389,276
Security	Shares	Value
Thailand (continued)
Asset World Corp. PCL(1)(8)	613,200	$ 95,478
Bangkok Bank PCL(8)	17,300	79,777
Bangkok Chain Hospital PCL(8)	316,800	201,762
Bangkok Dusit Medical Services PCL, Class F(8)	746,100	640,953
Bangkok Expressway & Metro PCL(8)	281,500	73,083
Bangkok Land PCL(8)	2,263,800	61,654
Banpu PCL(8)	131,633	35,200
BTS Group Holdings PCL(8)	331,100	74,821
Bumrungrad Hospital PCL(8)	65,400	456,726
Carabao Group PCL(8)	27,500	57,808
Central Pattana PCL(8)	81,600	163,065
Central Retail Corp. PCL(8)	154,166	202,822
Charoen Pokphand Foods PCL(8)	188,700	112,332
Chularat Hospital PCL(8)	1,881,100	192,927
CP ALL PCL(1)(8)	160,100	304,242
CPN Retail Growth Leasehold REIT	146,500	54,915
Delta Electronics (Thailand) PCL(8)	597,000	1,271,887
Electricity Generating PCL(8)	12,700	58,327
Energy Absolute PCL(8)	70,400	140,152
Global Power Synergy PCL(8)	43,300	81,451
Gulf Energy Development PCL(8)	156,000	232,671
Hana Microelectronics PCL(8)	140,900	172,377
Home Product Center PCL(8)	409,255	168,392
Indorama Ventures PCL(8)	172,600	172,418
Jasmine International PCL(1)(8)	634,000	34,624
Jaymart Group Holdings PCL(8)	164,100	95,744
Kasikornbank PCL(8)	32,000	117,484
KCE Electronics PCL(8)	152,800	171,185
Land & Houses PCL(8)	489,100	140,603
Mega Lifesciences PCL(8)	111,800	134,524
Minor International PCL(8)	159,544	147,774
PTG Energy PCL(8)	277,800	111,043
PTT Exploration & Production PCL(8)	59,798	260,184
PTT Global Chemical PCL(8)	131,900	160,946
PTT PCL(8)	385,300	350,743
Samart Corp. PCL(1)(8)	297,700	34,752
SCB X PCL(8)	45,300	137,638
Siam Cement PCL(8)	20,500	188,893
Siam City Cement PCL(8)	23,983	94,543
Siam Global House PCL(8)	112,419	56,452
Sino-Thai Engineering & Construction PCL(8)	251,357	85,622
Sri Trang Agro-Industry PCL(8)	89,600	51,783
Thai Beverage PCL	217,300	104,425
Thai Oil PCL(8)	63,600	87,060
True Corp. PCL(8)	1,343,814	312,858

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
VGI PCL(8)	729,400	$ 72,000
WHA Corp. PCL(8)	1,020,100	131,829
		$ 8,975,273
Tunisia — 0.6%
Banque de Tunisie	53,193	$ 88,899
Banque Internationale Arabe de Tunisie	8,258	254,475
Banque Nationale Agricole	24,362	67,863
Carthage Cement(1)	402,032	231,685
Euro Cycles S.A.	8,418	46,921
Poulina Group	84,019	205,838
Societe d'Articles Hygieniques S.A.	32,871	106,468
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	224,597
Telnet Holding	21,212	49,641
		$ 1,276,387
Turkey — 4.0%
AG Anadolu Grubu Holding AS	15,600	$ 76,225
Akbank T.A.S.	117,696	97,310
Aksa Akrilik Kimya Sanayii AS	33,302	112,391
Aksa Enerji Uretim AS	121,924	175,436
Anadolu Efes Biracilik ve Malt Sanayii AS	32,680	105,838
Arcelik AS(1)	40,551	202,059
Aselsan Elektronik Sanayi Ve Ticaret AS	22,356	51,440
Aygaz AS	21,860	73,130
Bera Holding AS	62,496	32,657
BIM Birlesik Magazalar AS	61,132	491,195
Coca-Cola Icecek AS	10,500	127,182
Dogan Sirketler Grubu Holding AS	215,300	94,883
EGE Endustri VE Ticaret AS	380	88,771
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,144,230	354,298
Enerjisa Enerji AS(3)	130,603	187,296
Enka Insaat ve Sanayi AS	70,918	99,800
Eregli Demir ve Celik Fabrikalari TAS(1)	124,114	211,786
Fenerbahce Futbol AS(1)	17,500	46,505
Ford Otomotiv Sanayi AS	13,141	363,247
Gubre Fabrikalari TAS(1)	7,200	74,880
Haci Omer Sabanci Holding AS	53,227	104,630
Hektas Ticaret TAS(1)	76,274	105,768
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	54,500
Is Gayrimenkul Yatirim Ortakligi AS(1)	419,310	177,588
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	74,901
KOC Holding AS	64,994	253,033
Koza Altin Isletmeleri AS	105,052	102,166
Logo Yazilim Sanayi Ve Ticaret AS	49,980	153,034
Security	Shares	Value
Turkey (continued)
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,130	$ 87,003
Migros Ticaret AS(1)	15,579	139,778
MLP Saglik Hizmetleri AS(1)(3)	59,519	202,206
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	478,037	146,607
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	44,538	34,126
Petkim Petrokimya Holding AS(1)	86,296	57,726
Sasa Polyester Sanayi AS(1)	33,218	170,365
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	133,662
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	68,374
Sok Marketler Ticaret AS(1)	51,800	88,558
Tofas Turk Otomobil Fabrikasi AS	20,038	197,928
Turk Hava Yollari AO(1)	33,174	218,166
Turk Telekomunikasyon AS(1)	174,514	146,161
Turkcell Iletisim Hizmetleri AS	471,089	802,520
Turkiye Is Bankasi AS, Class C	205,978	114,814
Turkiye Petrol Rafinerileri AS	329,203	1,124,187
Turkiye Sise ve Cam Fabrikalari AS	78,410	148,754
Ulker Biskuvi Sanayi AS(1)	45,810	70,708
Yapi ve Kredi Bankasi AS	133,100	64,938
		$ 8,108,530
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	88,644	$ 212,980
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	517,975
ADNOC Drilling Co. PJSC	407,000	475,786
Agthia Group PJSC	54,046	68,047
Air Arabia PJSC	212,497	126,953
Aldar Properties PJSC	186,973	275,783
Apex Investment Co. PSC(1)	127,200	68,050
Dana Gas PJSC	421,411	102,722
Dubai Electricity & Water Authority PJSC	861,560	582,316
Dubai Investments PJSC	212,181	141,880
Dubai Islamic Bank PJSC	109,508	166,136
Emaar Development PJSC	104,800	158,085
Emaar Properties PJSC	164,638	266,921
Emirates Telecommunications Group Co. PJSC	103,870	679,928
Fertiglobe PLC	170,700	178,776
First Abu Dhabi Bank PJSC	66,119	255,670
Multiply Group PJSC(1)	159,900	146,702
Network International Holdings PLC(1)(3)	31,200	151,950
Q Holding PJSC(1)	107,300	74,673
		$ 4,651,333
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC(1)	122,750	$ 474,565
Bao Viet Holdings	28,030	53,836

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
FLC Faros Construction JSC(1)(4)	2	$ 0
Gelex Group JSC	158,500	89,452
Gemadept Corp.	41,900	94,234
Hoa Phat Group JSC	706,587	654,618
Hoa Sen Group(1)	107,400	71,374
KIDO Group Corp.	31,200	85,112
Kinh Bac City Development Holding Corp.(1)	38,613	42,696
Masan Group Corp.	103,896	324,802
No Va Land Investment Group Corp.(1)	94,187	57,557
PetroVietnam Drilling & Well Services JSC(1)	109,672	98,577
PetroVietnam Fertilizer & Chemical JSC	64,000	91,982
PetroVietnam Gas JSC	29,940	118,833
PetroVietnam Power Corp.(1)	169,700	95,313
PetroVietnam Technical Services Corp.	27,400	29,626
Phat Dat Real Estate Development Corp.(1)	29,304	17,704
Phu Nhuan Jewelry JSC	4	13
Saigon Beer Alcohol Beverage Corp.	14,610	107,373
Saigon Thuong Tin Commercial JSB(1)	64,000	69,329
SSI Securities Corp.	90,750	83,905
Thaiholdings JSC(1)	44,200	74,448
Vietjet Aviation JSC(1)	109,066	451,169
Vietnam Construction and Import-Export JSC	68,200	56,057
Vietnam Dairy Products JSC	158,592	474,096
Vincom Retail JSC(1)	132,380	156,926
Vingroup JSC(1)	156,347	347,742
Vinh Hoan Corp.	23,400	60,389
Vinhomes JSC(3)	101,620	215,090
		$ 4,496,818
Total Common Stocks (identified cost $161,558,626)		$198,863,523

Short-Term Investments — 1.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(9)	347,722	$ 347,722
Total Affiliated Fund (identified cost $347,722)		$ 347,722

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(10)	2,176,006	$ 2,176,006
Total Securities Lending Collateral (identified cost $2,176,006)		$ 2,176,006
Total Short-Term Investments (identified cost $2,523,728)		$ 2,523,728

Total Investments — 100.4% (identified cost $164,082,354)	$201,387,251
Other Assets, Less Liabilities — (0.4)%	$ (872,058)
Net Assets — 100.0%	$200,515,193
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $3,724,504 and the total market value of the collateral received by the Fund was $3,901,812, comprised of cash of $2,176,006 and U.S. government and/or agencies securities of $1,725,806.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $5,933,912 or 3.0% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $217,513 or 0.1% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(10)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.7%	$23,477,580
Consumer Staples	10.8	21,684,887
Industrials	10.7	21,433,073
Consumer Discretionary	9.8	19,707,648
Materials	9.6	19,190,576
Health Care	9.4	18,853,871
Communication Services	9.1	18,177,878
Energy	9.0	18,074,490
Information Technology	7.9	15,910,753
Utilities	5.8	11,643,419
Real Estate	5.4	10,709,348
Short-Term Investments	1.2	2,523,728
Total Investments	100.4%	$201,387,251
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at April 30, 2023.
Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $347,722, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$270,603	$5,880,400	$(5,803,281)	$ —	$ —	$347,722	$6,868	347,722
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Emerging Markets Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,546,874	$ 97,990,378	$ 30,127	$101,567,379
Emerging Europe	58,687	25,644,366	0	25,703,053
Latin America	29,451,557	—	—	29,451,557
Middle East/Africa	881,469	38,867,774	2,392,291	42,141,534
Total Common Stocks	$33,938,587	$162,502,518**	$2,422,418	$198,863,523
Short-Term Investments:
Affiliated Fund	$ 347,722	$ —	$ —	$ 347,722
Securities Lending Collateral	2,176,006	—	—	2,176,006
Total Investments	$36,462,315	$162,502,518	$2,422,418	$201,387,251
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.